Earnings per Share	12 Months Ended
Dec. 31, 2014
Earnings per Share [Abstract]
Earnings per share
16.	Earnings per Share:

The calculation of net earnings per common share is summarized below:

	For the years ended December 31
	2014	2013	2012
Basic:
Net income / (loss)	80,348	10,907	(193,768)

Weighted average common shares outstanding – basic	13,364,723	11,958,140	11,576,576
Net income / (loss) per common share – basic	$6.01	$0.91	$(16.74)

Diluted:
Net income / (loss)	80,348	10,907	(193,768)

Weighted average common shares outstanding – basic	13,364,723	11,958,140	11,576,576
Non-vested equity incentive shares	27	1,136	-
Weighted average common shares outstanding – diluted	13,364,750	11,959,276	11,576,576

Net income / (loss) per common share – diluted	$6.01	$0.91	$(16.74)

Non-vested shares issued under the Equity Incentive Plan (Note 17) of 2,218 are excluded from the diluted EPS calculation for the years ended December 31, 2012, due to their anti-dilutive effect.

As of December 31, 2014, 2013 and 2012, all outstanding warrants to acquire 1,138,917, 1,138,917 and 1,138,917 shares of common stock, respectively, were anti-dilutive.

Thus, as of December 31, 2014, 2013 and 2012, securities that could potentially dilute basic EPS in the future that were not included in the computation of diluted EPS as mentioned above are:
	2014	2013	2012
Private warrants	1,138,917	1,138,917	1,138,917
Non-vested shares	-	-	2,218
Total	1,138,917	1,138,917	1,141,135